UNITED STATES
                      SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C. 20549

                                FORM 13F-HR/A

                             FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 2001

Check here if Amendment [x]; Amendment Number: 1
This amendment (Check only one.): [ ] is a restatement.
                                  [x] adds new holdings entries.

THIS FILING LISTS SECURITIES HOLDINGS REPORTED ON THE FORM
FILED ON 2/08/02 PURSUANT TO A REQUEST FOR CONFIDENTIAL TREATMENT
AND WHICH CONFIDENTIAL TREATMENT HAS EXPIRED.

Institutional Investment Manager Filing this Report:
Name:     Milton Arbitrage Partners LLC
Address:  56 Mason Street
          Greenwich, Connecticut 06830

13 File Number: 28-7416

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct, and complete, and and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:   James E. Buck II
Title:  Managing Member
Phone:  (203) 661-7022
Signature, Place and Date of Signing:

      Greenwich, Connecticut          MAY 1, 2002

Report Type (Check only one.):
[ X]        13F HOLDINGS REPORT.
[  ]        13F NOTICE.
[  ]        13F COMBINATION REPORT.

I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE
ACT OF 1934

                           FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:         0

Form 13F Information Table Entry Total:    13

Form 13F Information Table Value Total: 	66302

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
                                                                FORM 13F INFORMATION TABLE
                                                              VALUE   SHARES/ SH/ PUT/ INVSTMT   OTHER        VOTING AUTHORITY
           NAME OF ISSUER        TITLE OF CLASS     CUSIP   x($1000) PRN AMT  PRN CALL DISCRETN MANAGERS   SOLE    SHARED    NONE
  ------------------------------ ---------------- --------- -------- -------- --- ---- -------- --------- -------- -------- --------
D ACKERLEY GROUP INC COM         COMMON STOCK     004527107     1920   109700 SH       SOLE                 109700        0        0
D AMBANC HLDG INC COM            COMMON STOCK     023161102     1838    86100 SH       SOLE                  86100        0        0
D AREA BANCSHARES CORP  COM      COMMON STOCK     039872106     2000   102700 SH       SOLE                 102700        0        0
D CIVIC BANCORP COM              COMMON STOCK     178788105      583    28700 SH       SOLE                  28700        0        0
D COMMUNITY SAVINGS BANKSHARES C COMMON STOCK     204037105     1333    70200 SH       SOLE                  70200        0        0
D COR THERAPEUTICS INC COM       COMMON STOCK     217753102     1914    80000 SH       SOLE                  80000        0        0
D DAL-TILE INTL INC COM          COMMON STOCK     23426R108     6829   293700 SH       SOLE                 293700        0        0
D MAIN STREET BANCORP INC        COMMON STOCK     559906102      859    55000 SH       SOLE                  55000        0        0
D MID AMER BANCORP COM           COMMON STOCK     595915109     2896    87500 SH       SOLE                  87500        0        0
D NIAGARA MOHAWK HOLDI NGS INC C COMMON STOCK     653520106     7854   443000 SH       SOLE                 443000        0        0
D ORION PWR HLDGS INC COM STK    COMMON STOCK     686286105    23540   901900 SH       SOLE                 901900        0        0
D VERITAS DGC INC COM            COMMON STOCK     92343P107     3791   204900 SH       SOLE                 204900        0        0
D WESTCOAST ENERGY INC  CAD COM  COMMON STOCK     95751D102    10945   414100 SH       SOLE                 414100        0        0
S REPORT SUMMARY                 13 DATA RECORDS               66302        0 OTHER MANAGERS ON WHOSE BEHALF REPORT IS FILED